Document and Entity Information	12 Months Ended
Apr. 30, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	CASEY'S GENERAL STORES, INC.
Entity Central Index Key	0000726958